DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt

Note 9 — Debt:

Debt consists of the following:

	March 31,	December 31,
	2016	2015
8.125% notes due 2018, net of unamortized discount and deferred costs of $3,160 and $3,514	$115,804	$115,450
OBS term loan, due 2019, net of unamortized discount and deferred costs of $15,753 and $19,340	498,535	574,615
OIN term loan, due 2019, net of unamortized discount and deferred costs of $19,790 and $23,727	528,666	595,222
7.5% Election 2 notes due 2021, net of unamortized discount and deferred costs of $9 and $9	292	292
7.50% notes due 2024	390	684
Total debt	1,143,687	1,286,263
Less current portion	71,154	63,039
Long-term portion	$1,072,533	$1,223,224

The weighted average interest rate for debt outstanding as of March 31, 2016 and December 31, 2015 was 5.84% and 5.81%, respectively.

Exit Financing Facilities

Capitalized terms used hereafter have the meanings given in this Quarterly Report on Form 10-Q or in the Company’s 2015 Annual Report on Form 10-K or in the respective transaction documents referred to below, including subsequent amendments thereto.

As of March 31, 2016, no amounts had been drawn under the OBS or the OIN revolving loan facilities.

The OBS Term Loan and the OIN Term Loan amortize in equal quarterly installments in aggregate annual amounts equal to 1% of the original principal amount of the loans, adjusted for mandatory prepayments. Each of the OBS Term Loan and the OIN Facilities stipulates that if annual aggregate net cash proceeds of asset sales exceed $5,000, the net cash proceeds from each such sale are required to be reinvested in fixed or capital assets within twelve months of such sale or be used to prepay the principal balance outstanding of the respective facility. The OBS Term Loan and the OIN Term Loan are subject to additional mandatory annual prepayments in an aggregate principal amount of up to 50% of Excess Cash Flow.

Management determined that it had Excess Cash Flow under the OBS Term Loan for the three months ended March 31, 2016 and has projected the amount of Excess Cash Flow for the nine months ended December 31, 2016 based on the facts at March 31, 2016. The mandatory prepayment, which is estimated to be approximately $59,386 will be due during the first quarter of 2017, and is therefore included in current installments of long-term debt on the condensed consolidated balance sheet as of March 31, 2016. Management estimates that no prepayment will be required for the OIN Term Loan as a result of estimated Excess Cash Flow for the year ended December 31, 2016.

Each Exit Financing Facility contains certain restrictions relating to new borrowings, and the movement of funds between the borrowers and OSG (as Parent Company), who is not a borrower under the Exit Financing Facilities, as set forth in the respective loan agreements. The Parent Company’s ability to receive cash dividends, loans or advances from OBS and OIN is restricted under their respective facilities. The Available Amount for cash dividends, loans or advances to the Parent Company permitted under the OBS Term Loan and OIN Term Loan was $51,295 and $60,200, respectively, as of March 31, 2016, after an OIN dividend distribution to the Parent Company of $72,000 during the three months then ended.

The OIN Facilities have a covenant to maintain the aggregate Fair Market Value (as defined in the loan agreement for the OIN Facilities) of the Collateral Vessels at greater than or equal to $500,000 at the end of each fiscal quarter. The Company had substantial headroom under this covenant at March 31, 2016. None of the other Exit Financing Facilities have financial covenants.

Interest expense, including amortization of issuance and deferred financing costs (for additional information related to deferred financing costs (see Note 3, “Significant Accounting Policies”), commitment, administrative and other fees for the three months ended March 31, 2016 was $19,802 for the Exit Financing Facilities, comprised of $9,114 relating to the OBS Term Loan and OBS ABL Facility and $10,688 relating to the OIN Facilities. Interest expense for the three month period ended March 31, 2015 was $19,703 for the Exit Financing Facilities, comprised of $9,313 relating to the OBS Term Loan and OBS ABL Facility and $10,390 relating to the OIN Facilities. Interest paid for the three months ended March 31, 2016 was $8,341 and $9,648 for the OBS Term Loan and the OIN Term Loan, respectively, and interest paid for the three months ended March 31, 2015 was $8,062 and $9,201 for the OBS Term Loan and the OIN Term Loan, respectively.

During the three months ended March 31, 2016, the Company made repurchases in the open market and mandatory principal prepayments under the OBS Term Loan and OIN Term Loan as follows:

Loan Facility	Mandatory Prepayment	Open Market Repurchases	Total
OBS Term Loan	$51,295	$27,000	$78,295
OIN Term Loan	-	68,922	68,922
Total	$51,295	$95,922	$147,217

The aggregate net gain of $2,382 realized on these transactions during the three months ended March 31, 2016 is included in other income in the condensed consolidated statements of operations. The net gain reflects a $4,789 write-off of unamortized original issue discount and deferred financing costs associated with the principal reductions, which were treated as partial extinguishments. Third party legal and consulting fees (aggregating approximately $217) incurred by the Company in relation to the open market repurchases are included in general and administrative expenses in the condensed consolidated statements of operations for the three months ended March 31, 2016.

Unsecured Senior Notes

During the three months ended March 31, 2016, the Company repurchased and retired an aggregate principal amount of $294 of its 7.5% notes due 2024. The aggregate loss of $50 realized on these transactions during the three months ended March 31, 2016, is included in other income in the condensed consolidated statements of operations.

For the three months ended March 31, 2016 and 2015, interest expense, including administrative and other fees, of $2,786 and $8,830, respectively, was recorded relating to the Unsecured Senior Notes and $4,869 and $17,965 of interest was paid during the three months ended March 31, 2016 and 2015, respectively.

NOTE 10 —DEBT:

The following disclosures reflect the retroactive application of the adoption of ASU 2015-03 on January 1, 2016. Debt consists of the following:

As of December 31,	2015	2014
8.125% notes due 2018, net of unamortized deferred financing costs of $3,514 and $0	$115,450	$300,000
OBS term loan, due 2019, net of unamortized discount of $1,187 and $1,480, and unamortized deferred financing costs of $18,153 and $21,935	574,615	576,570
OIN term loan, due 2019, net of unamortized discount of $861 and $1,071, and unamortized deferred financing costs of $22,866 and $22,806	595,222	601,356
7.50% Election 1 notes due 2021	-	6,508
7.50% Election 2 notes due 2021, net of unamortized deferred financing costs of $9 and $0	292	138,708
7.50% notes due 2024	684	784
Total debt	1,286,263	1,623,926
Less current portion	63,039	12,314
Long-term portion	$1,223,224	$1,611,612

The weighted average interest rate for debt outstanding as of December 31, 2015 and December 31, 2014 was 5.81% and 6.21%, respectively.

Exit Financing Facilities

Capitalized terms used hereafter have the meaning given in this Annual Report on Form 10-K or in the respective transaction documents referred to below, including subsequent amendments thereto. As discussed in Note 2, “Chapter 11 Filing and Emergence from Bankruptcy,” on the Effective Date, to support the Equity Plan, OSG and certain of its subsidiaries entered into secured debt facilities consisting of: (i) a secured asset-based revolving loan facility of $75,000, among the Parent Company, OBS, certain OBS subsidiaries, Wells Fargo Bank, National Association, as Administrative Agent, and the other lenders party thereto (the “OBS ABL Facility”), secured by a first lien on substantially all of the U.S. Flag assets of OBS and its subsidiaries and a second lien on certain other specified U.S. Flag assets; (ii) a secured term loan of $603,000, among the Parent Company, OBS, certain OBS subsidiaries, Jefferies Finance LLC (“Jefferies”), as Administrative Agent, and other lenders party thereto (the “OBS Term Loan”), secured by a first lien on certain specified U.S. Flag assets of OBS and its subsidiaries and a second lien on substantially all of the other U.S. Flag assets of OBS and its subsidiaries; and (iii) a secured term loan facility of $628,375 (the “OIN Term Loan”) and a revolving loan facility of $50,000 (the “OIN Revolver Facility” and, together with the OIN Term Loan, the “OIN Facilities” and collectively with the OBS ABL Facility and the OBS Term Loan, the “Exit Financing Facilities”), among OSG, OIN, OIN Delaware LLC, the sole member of which is OIN, certain OIN subsidiaries, Jefferies, as Administrative Agent, and other lenders party thereto, both secured by a first lien on substantially all of the International Flag assets of OIN and its subsidiaries. On August 5, 2014, the available amounts under each of the aforementioned secured term loans were drawn in full. As of December 31, 2015, no amounts had been drawn under the OBS or the OIN revolving loan facilities.

The OBS Term Loan provides that OBS may request an increase of the term loan commitment by an amount which may not exceed the greater of (i) $75,000 and (ii) an additional amount, if, after giving effect to the increase of such additional amount on a Pro Forma Basis, OBS is in compliance with a stated ratio for the Test Period most recently ended for which financial statements have been delivered to the Administrative Agent, provided that, among other terms and conditions, (a) no Default shall have occurred and be continuing or would occur after giving effect to such commitment increase and (b) immediately after giving effect to such increase, OBS shall be in compliance with the Loan to Value Test. However, no individual Lender is obligated to increase the amount of their loan commitment thereunder.

The OBS ABL Facility provides that OBS may request an increase of the revolving term loan commitments by up to $25,000, provided that among other terms and conditions, (a) no Default shall have occurred and be continuing or would occur after giving effect to such commitment increase and (b) immediately before and after giving effect to such increase, Suppressed Availability may not be less than $10,000. However, no individual Lender is obligated to increase the amount of their loan commitment thereunder.

The OIN Facilities provide that the borrowers thereunder may request an increase of the term loan and revolving loan commitments by an amount which may not exceed, collectively, the greater of (i) $75,000 and an additional amount, if, after giving effect to the increase of such additional amount, on a Pro Forma Basis, OIN is in compliance with a stated ratio for the Test Period most recently ended for which financial statements have been delivered to the Administrative Agent, provided that among other terms and conditions, (a) no Default shall have occurred and be continuing or would occur after giving effect to such commitment increase and (b) immediately after giving effect to such increase, OIN shall be in compliance with the Loan to Value Test. However, no Lender is obligated to increase the amount of their loan commitment thereunder, and the borrowers thereunder may not obtain more than a $25,000 increase in the revolving loan commitments.

Interest on the Exit Facilities is calculated, at the Company’s option, based upon (i) an alternate base rate (“ABR”) plus the applicable margin or (ii) Adjusted LIBOR plus the applicable margin. ABR is defined as the highest of (i) the Base Rate (i.e. , the prime rate published in The Wall Street Journal ), (ii) the Federal Funds Effective Rate plus 0.50%, (iii) the one-month Adjusted LIBOR Rate plus 1.00% and (iv) in the case of the OBS Term Loan, and the OIN Facilities, 2.00% per annum. The OBS ABL Facility applicable margin varies based upon undrawn availability under the commitment and is subject to certain pricing adjustments. The OBS ABL Facility provides for quarterly payment of commitment fees at a rate of 0.50% for each quarter during which the daily average Total Revolving Exposure is less than 50% of Total Revolving Commitments or 0.375% for each quarter during which the daily average the Total Resolving Exposure is greater than or equal to 50% of Total Revolving Commitments. The OIN Revolver Facility provides for quarterly payment of commitment fees at a rate of 0.50% of the average daily unused amount of each lender’s Revolving Commitments.

The applicable margins and floor interest rates for each Exit Financing Facility is as follows:

Flag	U.S. Flag				International Flag
Facility	OBS ABL Facility		OBS Term Loan		OIN Term Loan		OIN Revolver Facility
Rate	ABR	LIBOR	ABR	LIBOR	ABR	LIBOR	ABR	LIBOR
Floor	None	None	2.00%	1.00%	2.00%	1.00%	2.00%	1.00%
Applicable Margin	1.25% - 1.75%	2.25% - 2.75%	3.25%	4.25%	3.75%	4.75%	3.50%	4.50%

The OBS Term Loan and the OIN Term Loan amortize in equal quarterly installments in aggregate annual amounts equal to 1% of the original principal amount of the loans, adjusted for mandatory pre-payments.  Each of the OBS Term Loan and the OIN Facilities stipulates if annual aggregate net cash proceeds of asset sales exceed $5,000, net cash proceeds from each such sale are required to be reinvested in fixed or capital assets within twelve months of such sale or be used to prepay the principal balance outstanding of the respective facility. Beginning with the annual period commencing January 1, 2015, the OBS Term Loan and the OIN Term Loan, as modified by the amendments to the Exit Financing Facilities noted in the following paragraph, are subject to additional mandatory annual prepayments in an aggregate principal amount of up to 50% of Excess Cash Flow.

On June 3, 2015, the Company entered into amendments to the Exit Financing Facilities. The amendment to the OIN Facilities among other things, provided for the following, subject to certain conditions described therein: (i) it permitted OIN to pay a cash dividend of up to $200,000 to OSG no later than June 30, 2015; (ii) it permitted OIN to retain net cash proceeds of up to $78,000 from the sales of certain assets that occurred prior to June 3, 2015; and (iii) it altered the periods during which Excess Cash Flow (as defined in the loan agreement for the OIN Facilities) must be used to prepay the outstanding balance of the OIN Facilities, from an annual period beginning January 1, 2015 to a six-month period beginning July 1, 2015 and annual periods thereafter.

Management determined that it had Excess Cash Flow for the year ended December 31, 2015 and has projected the amount of Excess Cash Flow. The first mandatory prepayment of approximately $51,295 for the OBS Term Loan, will be due during the first quarter of 2016, and is therefore included in current installments of long-term debt on the consolidated balance sheet as of December 31, 2015. Management determined that no prepayment is required for the OIN Term Loan as of December 31, 2015.

Drawdowns under the OBS ABL Facility are subject to certain limitations based upon the available Borrowing Base, as described therein. Furthermore, each Exit Financing Facility contains certain restrictions relating to new borrowings, and the movement of funds between the borrowers and OSG (as Parent Company), who is not a borrower under the Exit Financing Facilities, as set forth in the respective loan agreements. The Parent Company’s ability to receive cash dividends, loans or advances from OBS and OIN is restricted under their respective facilities.

Pursuant to the June 3, 2015 amendments to the Exit Financing Facilities, OIN paid a cash dividend of $200,000 to OSG on June 26, 2015. For the OIN Facilities, the amendments reduced the base Available Amount (as defined in the loan agreement for the OIN Facilities) from $25,000 to $0. The amendments did not alter the definition of Available Amount under the OBS Term Loan. As of December 31, 2015, no cash dividends, loans or advances to the Parent Company were permitted under each of the OBS and OIN Term Loan. As a result, all of the $1,886,307 reflected as investments in affiliates and subsidiaries on the Parent Company’s (separate company) balance sheet as of December 31, 2015 were deemed to be restricted net assets. Management expects that the Available Amount under the OBS Term Loan and OIN Term Loan will increase to $51,295 and $132,200, respectively by the end of the first quarter of 2016, after the required reports are filed with the banks.

The OIN Facilities have a covenant to maintain the aggregate Fair Market Value (as defined in the loan agreement for the OIN Facilities) of the Collateral Vessels at greater than or equal to $500,000 at the end of each fiscal quarter. The Company had substantial headroom under this covenant at December 31, 2015. None of the other Exit Financing Facilities have financial covenants.

During the year ended December 31, 2014, the Company paid issuance and deferred financing fees aggregating $2,748 and $51,963, respectively, for the Exit Financing Facilities. Issuance and deferred financing fees incurred by the Exit Facilities lenders (“Exit Facilities Lenders”), or on behalf of the Exit Facilities Lenders, were treated as a reduction of the debt proceeds. During the year ended December 31, 2015, the Company paid fees aggregating $6,187 in connection with the amendments to the Exit Financing Facilities described above, that were capitalized as deferred finance charges. (See Note 3, “Significant Accounting Policies” for additional information relating to deferred financing charges).

Unsecured Senior Notes

The Company has the following separate series of unsecured notes issued and outstanding as of December 31, 2015 and 2014.

8.125% Notes (the “8.125% Notes”) – These notes were issued on March 29, 2010 and consisted of $300,000 in face value, which were due on March 30, 2018. As of the Effective Date, the 8.125% Notes were reinstated and contractual interest through the last missed coupon date was paid. The 8.125% Notes (i) are the Company’s general, unsecured obligations and rank equally and ratably in right of payment with its existing and future unsecured senior indebtedness; (ii) may not be redeemed prior to their respective maturity dates; (iii) are subject to repurchase upon certain changes of ownership or control (as further described below); (iv) are subject to certain covenants and limitations, including that the Company may not, directly or indirectly, Incur, as such term (and all capitalized terms hereafter in this paragraph) are defined within the applicable indenture, assume or suffer to exist any Mortgage on or with respect to any property or assets, now owned or hereafter acquired, to secure any present or future Designated Debt without making effective provision for securing the notes in certain circumstances; and (v) restrict the Company’s ability to merge or consolidate with another person. Upon a “Change of Control Triggering Event,” which requires both a ‘‘Change of Control’’ and a ‘‘Rating Decline,” as such terms are defined within the 8.125% Notes indenture, we would be obligated to make an offer to purchase all outstanding 8.125% Notes at a redemption price of 101% of the principal amount thereof plus accrued and unpaid interest thereon to the date of purchase. Additionally, upon certain Events of Default, the Trustee or the Holders of not less than 25% in aggregate principal amount of the outstanding 8.125% Notes may declare the entire unpaid principal of and accrued interest on the 8.125% Notes to be due and payable immediately.

7.5% Notes (the “7.5% Notes”) – These notes were issued on March 7, 2003 and consisted of $146,000 in face value, which were due on February 15, 2024. Pursuant to the Equity Plan, on the Effective Date, the Company issued two series of 7.50% Notes due February 15, 2021, one series in an aggregate principal amount of $6,508 (the “Election 1 Notes”) and the other series in an aggregate principal amount of $138,708 (the “Election 2 Notes” and together with the Election 1 Notes, the “Election Notes”) to holders of the 7.50% Notes due 2024 (the “2024 Notes”) that elected to receive Election 1 Notes or Election 2 Notes, as the case may be.

The Election 1 Notes have substantially the same terms as the 2024 Notes, other than the maturity date. The Election 2 Notes had substantially the same terms as the 2024 Notes, other than the (i) the maturity date and (ii) definitions and provisions related to a holder’s right to require the Company to repurchase such holder’s Election 2 Notes upon the occurrence of certain changes in the ownership or control of OSG. Under the Third Supplemental indenture, such right is triggered only upon the occurrence of both, a Change of Control and a Rating Decline (each as defined in the Third Supplemental Indenture).  Both the Election 1 Notes and the Election 2 Notes (i) will accrue interest at the rate of 7.50% per annum from August 5, 2014, payable on February 15 and August 15 of each year, beginning on February 15, 2015, to holders of record on the immediately preceding February 1 and August 1; (ii) are the Company’s general, unsecured obligations and rank equally and ratably in right of payment with its existing and future unsecured senior indebtedness; (iii) may not be redeemed prior to their respective maturity dates; (iv) are subject to repurchase upon certain changes of ownership or control (the provisions of which, as noted above, are different between the two series of notes); (v) are subject to certain covenants and limitations, including that the Company may not, directly or indirectly, Incur as such term (and all capitalized terms hereafter in this paragraph) are defined within the applicable indenture, assume or suffer to exist any Mortgage on or with respect to any property or assets, now owned or hereafter acquired, to secure any present or future Designated Debt without making effective provision for securing the notes in certain circumstances; and (vi) restrict the Company’s ability to merge or consolidate with another person.

Debt Repurchases, Modifications and Extinguishments

During the first nine months of 2015, the Company repurchased, in the open market, and retired an aggregate principal amount of $101,092 its outstanding 8.125% Notes, Election I Notes, Election 2 Notes and 2024 Notes.

On December 2, 2015, OSG announced that it was commencing cash tender offers (each a “Tender Offer” and, collectively, the “Tender Offers”) for up to $119,076 in aggregate principal amount of the Company’s outstanding 8.125% Notes and any and all of the Company’s outstanding Election 1 Notes, Election 2 Notes, and 2024 Notes.  In conjunction with the Tender Offers, the Company also solicited consents (the “Consents”) from registered holders of each series of Unsecured Senior Notes (each, a “Consent Solicitation” and, collectively, the “Consent Solicitations”) to amend the applicable indenture governing such series of Unsecured Senior Notes to affirm that for the purposes of the restriction in such indenture on the Company’s ability to dispose of assets, the Company’s international operations, held through its subsidiary OIN, do not constitute all or substantially all, or substantially an entirety, or the Company’s assets (the “Proposed Amendment”).

The Tender Offers and Consent Solicitations for the 8.125% Notes and the Election Notes expired on December 30, 2015 and the Tender Offers and Consent Solicitations and the Consent only option for the 2024 Notes expired on January 22, 2016. In accordance with the terms of each of the respective Tender Offers and the Consent Solicitations, supplemental indentures effecting the Proposed Amendment to each of the indentures governing the 8.125% Notes and the Election 1 and Election 2 Notes were executed in December 2015.

The following table summarizes the aggregate principal amount of the Company’s Unsecured Senior Notes that were repurchased and retired during the year ended December 31, 2015:

Unsecured Senior Note Series	Face Amount Repurchased
	Open market	Tender offer	Total
8.125% notes due 2018	$ 61,849	$ 119,187	$ 181,036
7.50% Election 1 notes due 2021	3,000	3,508	6,508
7.50% Election 2 notes due 2021	36,143	102,262	138,405
7.50% notes due 2024	100	2	102
	$ 101,092	$ 224,959	$ 326,051

The aggregate net loss of $26,516 realized on these transactions during the year ended December 31, 2015 is included in other (expense)/income in the accompanying consolidated statements of operations. In addition, the Company repurchased and retired $294 in aggregate principal amount of the 2024 Notes in January 2016 upon expiry of the tender Offer and Consent Solicitation.

In conjunction with the above Tender Offers and Consent Solicitations, the Company incurred and paid consent fees totaling $10,326. Approximately $3,578 of such amount relates to Unsecured Senior Notes that were not repurchased. Such costs, included as a reduction to long-term debt in the accompanying consolidated balance sheet as of December 31, 2015, have been deferred and will be amortized over the remaining term of the applicable Unsecured Senior Note series.  Third party legal and consulting fees (aggregating approximately $3,099) incurred by the Company in relation to these transactions are included in general and administrative expenses in the accompanying consolidated statements of operations for the year ended December 31, 2015.

The following table summarizes interest expense, including amortization of issuance and deferred financing costs, commitment, administrative and other fees, recognized during the years ended December 31, 2015 and 2014 with respect to the Company’s debt facilities:

Debt facility	2015	2014
	Contractual Interest	Contractual Interest	Reorganization Expense	Total Expense
8.125% notes due 2018	$22,779	$59,214	$6,985	$66,199
OBS Facilities, due 2019	37,666	15,282	-	15,282
OIN Facilities, due 2019	42,688	17,085	-	17,085
7.50% notes due 2021-2024	9,890	23,405	6,256	29,661
Unsecured revolving credit facility (1)	-	78,625	-	78,625
8.75% Debentures due 2013 (1)	-	9,600	940	10,540
Floating rate secured term loans, due through 2023 (1)	-	20,460	10,083	30,543
Total Expense	$113,023	$223,672	$24,264	$247,936

(1) The Company repaid the principal outstanding for these pre-reorganized OSG loan facilities on the Effective Date.

The amounts recognized during the year ended December 31, 2014 reflect contractual interest expense (including default interest, as applicable) and reorganization items relating to default interest and changes in estimates of allowed claims, as applicable, pursuant to the Equity Plan. For the year ended December 31, 2013 no interest expense was recorded relating to pre-reorganized OSG’s loan facilities.

As of December 31, 2015, the aggregate annual principal payments required to be made on debt are as follows:

Year	Amount
2016	$63,039
2017	11,744
2018	130,708
2019	1,126,377
2020	-
Thereafter	985
$1,332,853

Interest paid, excluding capitalized interest, amounted to $108,712 in 2015, $209,716 in 2014 and $0 in 2013.

Parent Company [Member]
Debt

NOTE C—DEBT:

Long-term debt consists of the following:

As of December 31,	2015	2014
8.125% notes due 2018, net of unamortized deferred financing costs of $3,514 and $0	$115,450	$300,000
7.50% notes due 2024, net of unamortized deferred financing costs of $9 and $0	675	784
7.50% Election 1 notes due 2021	-	6,508
7.50% Election 2 notes due 2021	301	138,708
	$116,426	$446,000

The aggregate annual principal payments required to be made on debt over the next five years and thereafter are $118,964 (2018), $301 (2021) and $684 (2024).

During 2015 the Parent repurchased and retired an aggregate principal amount of $326,051 of the above notes. In addition, $294 of its outstanding 7.5% Notes due 2024 was repurchased and retired in January 2016. The aggregate net loss of $26,516 realized on these transactions during 2015, is included in other (expense)/ income in the accompanying condensed statement of operations and comprehensive income/(loss).

See Note 10, “Debt,” to the Company’s consolidated financial statements set forth in Item 8, “Financial Statements and Supplementary Data,” for additional information relating to the Parent’s debt.